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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through April 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    FLOATING
                                    RATE FUND

                                      FLARX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     4/30/08

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          27

Notes to Financial Statements                                                 34

Trustees, Officers and Service Providers                                      41

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, the auction-rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the difficulties surrounding Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the six weeks between the Bear Stearns problems and the end of April, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

Over the six-month period ending April 30, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index fell 10% and the NASDAQ Composite Index fell 16%. The MSCI EAFE Developed Market Index of international stock markets fell 9%, and the MSCI Emerging Markets Index fell 10% over the same period. The U.S. investment-grade bond market, as measured by the Lehman

Letter


Brothers Aggregate Bond Index, was a solid performer over the six-month period, rising 4%. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the six months as its higher-coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but substantial risks remain in both financial markets and the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08
--------------------------------------------------------------------------------

Worries that first surfaced over subprime mortgages spread through the credit markets during most of the six months ending April 30, 2008, affecting bank loans as well as other credit-sensitive investments. In the face of declining investor demand, the values of many loans fell during the period despite a resurgence in the final month of the period. In the following interview, Jonathan Sharkey discusses the factors that affected the performance of Pioneer Floating Rate Fund during the six-month period ended April 30, 2008. Mr. Sharkey, a member of Pioneer's Fixed Income Group, is responsible for the daily management of the Fund.

Q:  How did the Fund perform during the six months ending April 30, 2008?

A: Pioneer Floating Rate Fund's Class A shares had a total return of -2.57%, at net asset value, over the six months. During the same period, the Lehman High Yield Loans Performing Index fell by -2.80% while the average return of the 78 mutual funds in Lipper's Loan Participation category was -3.52%. On April 30, 2008, the 30-day SEC yield of the Fund's Class A shares was 4.69%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the six months ending April 30, 2008?

A: Problems that began with weakness in subprime mortgages undermined the performance of floating rate loans as well as other credit-sensitive income investments during the period. The downward spiral in prices was most severe during the first three months of 2008, when the Lehman High Yield Leveraged Loan Index fell by 5.53%, the worst drop in its history. As fears about the credit markets widened, many investors sold their loan investments while others, who had borrowed money to make investments, found their access to additional money restricted.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    To stabilize the markets, the U.S. Federal Reserve intervened by lowering the key Fed funds rate and embarking on a series of other policy initiatives to add liquidity to the financial markets. Between September 2007 and April 30, 2008, the Federal Reserve cut the Fed funds rate from 5.25% to 2.00% and announced a series of policies designed to encourage more lending activity and forestall a deep economic slump. In March 2008, the Federal Reserve also helped arrange the rescue of the faltering investment bank Bear Stearns by JP Morgan Chase and opened up lending facilities to investment banks. The actions of the Federal Reserve led to a sharp comeback by bank loans and other credit-sensitive investments in the closing weeks of the period. The Lehman High Yield Leveraged Loan Index, for example, rose by 4.14% in April 2008, yet the resurgence was not enough to overcome the effects of the Fund's losses in the middle of the six-month period ending April 30, 2008.

Q: What factors helped the Fund outperform its Lehman index as well as its Lipper peer group average?

A: The Fund held up relatively well because we had positioned the portfolio conservatively, with an average credit rating on the Fund's investments of BB-, compared with an average rating of B in the Lehman index. Over the six months, we widened the portfolio's diversity, investing whenever possible in a greater number of different loans to reduce the exposure to any potential problems in specific loans. Over the period, we increased the number of names in the portfolio from 75 to 92. The Fund also focused on loans with solid covenant protection and emphasized loans to higher quality companies with good prospects. That led to outperformance during a difficult period for bank loan investing, especially during the difficult first quarter of 2008.

    However, we did have some disappointing investments. The Fund had a relatively large position, for example, in loans to Land Source, a venture backed by homebuilder Lennar and by the California Public Employees' Retirement System (CALPERS). The venture's securities encountered difficulty because of the seizing up of the credit markets in the face of deteriorating conditions in the California real estate market. Also detracting from results was the Fund's investment in loans to J.G. Wentworth, a specialty finance company whose principal business is packaging the rights

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/08                             (continued)
--------------------------------------------------------------------------------

    to insurance settlements. While the underlying collateral for the loans remained solid, the problems in the credit markets made it difficult for the company to sell its loans to investors.

Q:  What is your investment outlook?

A: We think there are attractive opportunities in the market for floating-rate loans, where investors are being compensated for having persevered through a difficult period. The sharp revival of loan values in April
    2008 should encourage investors to move back into the market. Although conditions may continue to be volatile in the short term, attractive loans are available at significant discounts to our estimates of their underlying values, giving investors the potential for capital appreciation as the loans are eventually retired. In addition, new loans entering the market tend to be soundly structured, with relatively less debt and attractive yields.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund's Senior Floating Rate Loans means that these investments will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving this type of information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so, and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Senior Floating Rate Loan Interests                                         86.9%
U.S. Corporate Bonds                                                         5.9%
Temporary Cash Investments                                                   5.0%
Asset-Backed Securities                                                      2.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

BBB                                                                          2.8%
BB                                                                          65.9%
B & Lower                                                                   27.8%
Cash Equivalents                                                             2.8%
A                                                                            0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

  1. Georgia-Pacific Corp., Add-on Term Loan, 4.68%, 12/20/12              2.95%
  2. Sally Holdings LLC, Term B Loan, 5.6%, 11/18/13                       2.93
  3. Mach Gen LLC, Term B Loan, 5.1%, 2/8/14                               2.69
  4. Yankee Candle Co., Term Loan, 4.61%, 2/6/14                           2.62
  5. Custom Building Products, Inc., 2nd Lien Term Loan,
       9.72%, 4/20/12                                                      2.51
  6. Hanesbrand, Inc., Term B Loan, 4.61%, 9/5/13                          2.30
  7. Baldor Electric Co., Term Loan, 4.69%, 1/31/14                        2.23
  8. Argentine Beverages, 7.375%, 3/22/12 (144A)                           1.77
  9. Sandridge Energy, Floating Rate Loan, 6.32%, 4/1/14                   1.48
 10. Psychiatric Solutions, Inc., Term Loan, 4.56%, 7/1/12                 1.47

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     4/30/08           10/31/07
 -----     -------           --------
   A        $6.85             $7.29
   C        $6.84             $7.29
   Y        $6.85             $7.29

Distributions Per Share
--------------------------------------------------------------------------------

                        10/31/07 - 4/30/08
                        ------------------
          Net Investment    Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
   A        $0.2519           $  -            $  -
   C        $0.2202           $  -            $  -
   Y        $0.2539           $  -            $  -


Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Lehman Brothers Bank Loan Index.

------------------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2008)
                                       Net Asset   Public Offering
Period                                   Value       Price (POP)
Life-of-Class
(2/14/07)                               -1.15%         -4.82%
1 Year                                  -2.50          -6.94
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)

                                         Gross          Net
                                         1.58%          1.10%
------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Floating    Lehman Brothers
                   Rate Fund        Bank Loan Index
                ----------------    ---------------
2/07                9,550              10,000
4/07                9,664              10,061
4/08                9,422              10,414

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

----------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2008)
                                        If           If
Period                                 Held       Redeemed
Life-of-Class
(2/14/07)                             -2.05%       -2.05%
1 Year                                -3.39        -3.39
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)

                                       Gross       Net
                                       2.32%       2.00%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Floating    Lehman Brothers
                   Rate Fund        Bank Loan Index
                ----------------    ---------------
2/07                10,000              10,000
4/07                10,095              10,061
4/08                 9,753              10,414

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

----------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2008)
                                        If           If
Period                                 Held       Redeemed
Life-of-Class
(2/14/07)                             -1.10%       -1.10%
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                      Gross         Net
                                      -2.45%       -2.45%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Floating    Lehman Brothers
                   Rate Fund        Bank Loan Index
                ----------------    ---------------
2/07                10,000              10,000
4/07                10,115              10,061
4/08                 9,867              10,414

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from November 1, 2007 through April 30, 2008.

Share Class                                 A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value                 $1,000.00      $1,000.00      $1,000.00
On 11/1/07

Ending Account Value                    $  974.30      $  968.50      $  974.60
(after expenses)
On 4/30/08

Expenses Paid During Period*            $    5.40      $    9.79      $    5.35

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from November 1, 2007 through April 30, 2008.

Share Class                                  A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 11/1/07
Ending Account Value                     $1,019.39      $1,014.92      $1,019.44
(after expenses)
On 4/30/08
Expenses Paid During Period*             $    5.52      $   10.02      $    5.47

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                        Value
                                       ASSET BACKED SECURITIES - 2.2%
                                       Energy - 1.4%
                                       Oil & Gas Equipment & Services - 1.4%
  500,000        7.74    NR/NR         Sevan Marine ASA, Floating Rate Note,
                                       5/14/13 (144A)                                 $   455,000
                                                                                      -----------
                                       Total Energy                                   $   455,000
                                                                                      -----------
                                       Transportation - 0.8%
                                       Airlines - 0.8%
  366,777                B-/B1         American Airlines, 7.377%, 5/23/19             $   280,584
                                                                                      -----------
                                       Total Transportation                           $   280,584
                                                                                      -----------
                                       TOTAL ASSET BACKED SECURITIES
                                       (Cost $864,943)                                $   735,584
                                                                                      -----------
                                       CORPORATE BONDS - 6.0%
                                       Materials - 0.3%
                                       Diversified Metals & Mining - 0.3%
  100,000        5.88    BB/Ba3        Freeport-McMoran Copper & Gold, Floating
                                       Rate Note, 4/1/15                              $    99,175
                                                                                      -----------
                                       Total Materials                                $    99,175
                                                                                      -----------
                                       Consumer Durables & Apparel - 1.1%
                                       Homebuilding - 1.1%
  480,000        7.32    B+/B3         Builders Firstsource, Inc., Floating Rate
                                       Note, 2/15/12                                  $   357,600
                                                                                      -----------
                                       Total Consumer Durables & Apparel              $   357,600
                                                                                      -----------
                                       Food, Beverage & Tobacco - 1.7%
                                       Brewers - 1.7%
  560,000                NR/NR         Argentine Beverages, 7.375%, 3/22/12
                                       (144A)                                         $   571,200
                                                                                      -----------
                                       Total Food, Beverage & Tobacco                 $   571,200
                                                                                      -----------
                                       Health Care Equipment & Services - 0.1%
                                       Health Care Services - 0.1%
   50,000        8.29    B+/B3         Universal Hospital Services, Floating Rate
                                       Note, 6/1/15                                   $    47,250
                                                                                      -----------
                                       Total Health Care Equipment & Services         $    47,250
                                                                                      -----------
                                       Banks - 0.7%
                                       Thrifts & Mortgage Finance - 0.7%
  250,000        3.33    BBB+/Baa2     Washington Mutual Bank, Floating Rate
                                       Note, 5/1/09                                   $   237,739
                                                                                      -----------
                                       Total Banks                                    $   237,739
                                                                                      -----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                         Value
                                       Insurance - 0.8%
                                       Property & Casualty Insurance - 0.8%
  250,000        7.13    BB+/NR        Blue Fin, Ltd., Floating Rate Note, 4/10/12     $   248,375
                                                                                       -----------
                                       Total Insurance                                 $   248,375
                                                                                       -----------
                                       Technology Hardware & Equipment - 1.3%
                                       Communications Equipment - 1.3%
  500,000                B+/B1         Mastec, Inc., 7.625%, 2/1/17                    $   437,500
                                                                                       -----------
                                       Total Technology Hardware & Equipment           $   437,500
                                                                                       -----------
                                       TOTAL CORPORATE BONDS
                                       (Cost $2,201,181)                               $ 1,998,839
                                                                                       -----------
                                       SENIOR FLOATING RATE LOAN INTERESTS - 87.7%**
                                       Energy - 4.0%
                                       Oil & Gas Exploration & Production - 4.0%
  278,500        7.15    NA/NA         Concho Resources, Term Loan, 3/27/12            $   276,759
  500,000        6.32    B/B3          Sandridge Energy, Inc., Floating Rate Loan,
                                       4/1/14 (144A)                                       476,250
  250,000        7.13    B/Caa1        Venoco, Inc., 2nd Lien Term Loan, 5/7/14            227,500
  356,143        4.95    BB-/Ba2       W&T Offshore, Inc., Tranche B Term Loan,
                                       5/26/10                                             353,472
                                                                                       -----------
                                                                                       $ 1,333,981
                                                                                       -----------
                                       Total Energy                                    $ 1,333,981
                                                                                       -----------
                                       Materials - 7.5%
                                       Aluminum - 0.7%
  171,443        4.70    BB/Ba2        Novelis Corp., U.S. Term Loan, 7/6/14           $   163,300
   77,929        4.70    BB/Ba2        Novelis Corp., Canadian Term Loan, 7/6/14            74,227
                                                                                       -----------
                                                                                       $   237,527
                                                                                       -----------
                                       Diversified Chemical - 1.2%
   74,246        4.88    NR/NR         Ineos U.S. Finance LLC, Term B-2 Facility
                                       Loan, 12/16/13                                  $    69,444
   74,238        5.38    NR/NR         Ineos U.S. Finance LLC, Term C-2 Facility
                                       Loan, 12/15/14                                       69,436
  250,000        0.00    BB-/Ba1       Huntsman International LLC, New Term B
                                       Loan, 4/19/14                                       242,617
                                                                                       -----------
                                                                                       $   381,497
                                                                                       -----------
                                       Forest Products - 0.6%
  200,000        5.50    B+/B2         Graham Packaging Co., New Term Loan,
                                       10/7/11                                         $   190,014
                                                                                       -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                         Value
                                       Paper Packaging - 2.8%
   987,500       4.68    BB+/Ba2       Georgia-Pacific Corp., Add-on Term Loan,
                                       12/20/12                                        $   948,772
                                                                                       -----------
                                       Precious Metals & Minerals - 1.0%
   354,306       7.33    BB-/BA3       Inverness Medical Innovations, 1st Lien
                                       Term Loan, 6/20/14                              $   328,618
                                                                                       -----------
                                       Steel - 1.2%
   496,250       7.86    NR/NR         Niagara Corp., Term Loan, 6/29/14               $   411,888
                                                                                       -----------
                                       Total Materials                                 $ 2,498,316
                                                                                       -----------
                                       Capital Goods - 5.8%
                                       Aerospace & Defense - 2.1%
   100,000      11.75    CCC+/Ba3      Aeroflex, Inc., Unsecured Bridge Loan,
                                       8/15/08                                         $    92,000
   225,000       0.00    BB-/Ba3       Aeroflex, Inc., Tranche B-1 Term Loan,
                                       8/15/14                                             210,656
   108,177       6.52    BB-/NR        Dae Aviation Holdings, Inc., Tranche B-1
                                       Term Loan, 7/31/14                                  106,453
   200,000       4.57    BB-/Ba3       Spirit Aerosystems, Inc., Term B Loan,
                                       9/30/13                                             197,625
   107,450       6.52    BB-/NR        Standard Aero, Ltd., Tranche B-2 Term Loan,
                                       7/31/14                                             105,737
                                                                                       -----------
                                                                                       $   712,471
                                                                                       -----------
                                       Construction & Engineering - 3.1%
 1,000,000       9.72    NR/NR         Custom Building Products, Inc., 2nd Lien
                                       Term Loan, 4/20/12                              $   810,000
   229,486       5.42    BB/Ba2        URS Corp., Tranche B Term Loan, 5/1/13              230,203
                                                                                       -----------
                                                                                       $ 1,040,203
                                                                                       -----------
                                       Construction & Farm Machinery & Heavy
                                       Trucks - 0.6%
   224,821       6.23    BB/NR         Rental Service Corp., 2nd Lien Initial Loan,
                                       11/21/13                                        $   196,297
                                                                                       -----------
                                       Total Capital Goods                             $ 1,948,971
                                                                                       -----------
                                       Commercial Services & Supplies - 5.1%
                                       Commercial Printing - 1.2%
    13,656       4.35    B+/BA3        Cenveo Resources, Delayed Draw Term
                                       Loan, 6/21/13                                   $    12,751
   409,804       4.35    B+/BA3        Cenveo Resources, Term C Facility Loan,
                                       6/21/13                                             382,655
                                                                                       -----------
                                                                                       $   395,406
                                                                                       -----------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                       Value
                                       Diversified Commercial Services - 2.1%
  248,125        5.56    BB-/Ba1       Asset Acceptance Capital, Tranche B Term
                                       Loan, 6/5/13                                  $   229,516
  491,104        7.20    BB-/Ba3       NCO Financial Systems, Term B Advance
                                       Loan, 5/15/13                                     460,000
                                                                                     -----------
                                                                                     $   689,516
                                                                                     -----------
                                       Environmental & Facilities Services - 1.8%
  248,125        5.07    BB-/B2        Synagro Technologies, Inc., Term Loan,
                                       4/2/14                                        $   211,527
  392,691        5.15    BB-/Ba3       Waste Services, Tranche E Term Loan,
                                       3/31/11                                           389,746
                                                                                     -----------
                                                                                     $   601,273
                                                                                     -----------
                                       Total Commercial Services & Supplies          $ 1,686,195
                                                                                     -----------
                                       Transportation - 2.2%
                                       Air Freight & Couriers - 1.4%
  123,148        2.60    B/Ba2         Ceva Group Plc, Additional Pre-funded Term
                                       Loan, 11/4/13                                 $   111,757
  372,873        5.86    NR/B+         Ceva Group Plc, U.S. Term Loan, 11/4/13           342,111
                                                                                     -----------
                                                                                     $   453,868
                                                                                     -----------
                                       Trucking - 0.8%
  300,000        0.00    BB-/B1        Allison Transmission, Inc., Term Loan,
                                       8/7/14                                        $   281,973
                                                                                     -----------
                                       Total Transportation                          $   735,841
                                                                                     -----------
                                       Automobiles & Components - 1.2%
                                       Auto Parts & Equipment - 0.7%
  250,000        6.24    BB-/Ba3       Accuride Corp., Term Advance Loan,
                                       1/31/12                                       $   242,500
                                                                                     -----------
                                       Tires & Rubber - 0.5%
  175,000        4.54    BB/Ba1        Goodyear Tire & Rubber Co., 2nd Lien Term
                                       Loan, 4/30/14                                 $   166,250
                                                                                     -----------
                                       Total Automobiles & Components                $   408,750
                                                                                     -----------
                                       Consumer Durables & Apparel - 4.2%
                                       Apparel, Accessories & Luxury
                                       Goods - 2.2%
  752,989        4.61    BB/B1         Hanesbrands, Inc., Term B Loan, 9/5/13        $   740,753
                                                                                     -----------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                        Value
                                       Homebuilding - 1.2%
  433,785        9.00    B+/B2         LandSource Communities Development,
                                       Facility B Term Loan, 2/13/13                  $   307,626
  500,000        7.59    B+/B2         LandSource Communities Development, 2nd
                                       Lien Term Loan, 2/22/14                            105,000
                                                                                      -----------
                                                                                      $   412,626
                                                                                      -----------
                                       Housewares & Specialties - 0.8%
  248,125        5.20    BB-/Ba3       Jarden Corp., Term B3 Loan, 1/24/12            $   243,251
                                                                                      -----------
                                       Total Consumer Durables & Apparel              $ 1,396,630
                                                                                      -----------
                                       Consumer Services - 4.2%
                                       Casinos & Gaming - 4.2%
  333,333        6.26    NA/NA         Fontainebleau Las Vegas, Initial Term Loan,
                                       5/17/14                                        $   280,000
   83,333        5.19    NR/Ba3        Gateway Casinos & Entertainment, Delayed
                                       Draw Term Loan, 7/16/14                             71,042
  415,625        5.19    BB-/NR        Gateway Casinos & Entertainment, Term
                                       Advance Loan, 7/16/14                              354,320
  250,000        4.89    NR/NR         Riviera Holdings Corp., Term Loan, 6/8/14          217,500
   58,704        4.48    NR/NR         Seminole Tribe of Florida, Term B-1 Delayed
                                       Draw Loan, 3/5/14                                   57,237
  211,296        4.63    NR/NR         Seminole Tribe of Florida, Term B-2 Delayed
                                       Draw Loan, 2/20/14                                 206,013
  207,490        4.25    NR/NR         Seminole Tribe of Florida, Term B-3 Delayed
                                       Draw Loan, 3/5/14                                  202,303
                                                                                      -----------
                                                                                      $ 1,388,415
                                                                                      -----------
                                       Total Consumer Services                        $ 1,388,415
                                                                                      -----------
                                       Media - 7.4%
                                       Broadcasting & Cable Television - 4.4%
  498,750        4.90    B+/B1         Charter Communications, Replacement Term
                                       Loan, 3/5/14                                   $   441,809
  300,000        0.00    BB-/B1        Insight Media Holdings, Term B Loan,
                                       4/7/14                                             286,018
  496,250        4.93    B/B3          Knology, Inc., Term Loan, 4/30/12                  454,069
  325,000        5.15    B+/Baa2       Univision Communication, Inc., Initial Term
                                       Loan, 9/29/14                                      274,523
                                                                                      -----------
                                                                                      $ 1,456,419
                                                                                      -----------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                        Value
                                       Movies & Entertainment - 1.3%
  496,250        4.70    B+/B1         LodgeNet Entertainment, Closing Date Loan,
                                       4/4/14                                         $   439,181
                                                                                      -----------
                                       Publishing - 1.7%
  296,518        4.48    BB+/Ba1       Dex Media West LLC, New Tranche B-2 Term
                                       Loan, 3/9/10                                   $   290,464
  300,000        0.00    BB+/Ba1       RH Donnelley, Inc., Tranche D-1 Term Loan,
                                       6/30/11                                            284,813
                                                                                      -----------
                                                                                      $   575,277
                                                                                      -----------
                                       Total Media                                    $ 2,470,877
                                                                                      -----------
                                       Retailing - 2.8%
                                       Specialty Stores - 2.8%
  987,469        5.60    NR/NR         Sally Holdings LLC, Term B Loan, 11/18/13      $   942,857
                                                                                      -----------
                                       Total Retailing                                $   942,857
                                                                                      -----------
                                       Food, Beverage & Tobacco - 1.7%
                                       Packaged Foods & Meats - 1.7%
  299,244        4.45    BB+/B1        Dean Foods Co., Tranche B Term Loan,
                                       4/2/14                                         $   286,069
  300,000        5.48    b-/b3         Graphic Packaging International, Inc.,
                                       Incremental Term Loan, 5/16/14                     293,400
                                                                                      -----------
                                                                                      $   579,469
                                                                                      -----------
                                       Total Food, Beverage & Tobacco                 $   579,469
                                                                                      -----------
                                       Household & Personal Products - 3.1%
                                       Household Products - 2.5%
  923,269        4.61    NR/NR         Yankee Candle Co., Inc., Term Loan, 2/6/14     $   842,945
                                                                                      -----------
                                       Personal Products - 0.6%
  199,496        4.70    BB-/Baa3      Brickman Group Holdings, Inc., Tranche B
                                       Term Loan, 1/23/14                             $   187,028
                                                                                      -----------
                                       Total Household & Personal Products            $ 1,029,973
                                                                                      -----------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                         Value
                                       Health Care Equipment & Services - 9.1%
                                       Health Care Facilities - 5.5%
  453,663        5.34    BB-/Ba3       CHS/Community Health Systems, Inc.,
                                       Funded Term Loan, 7/13/14                       $   435,255
  248,051        4.87    B+/Ba3        Hanger Orthopedic Group, Inc., Tranche B
                                       Term Loan, 5/26/13                                  234,719
  300,000        4.95    BB+/Ba2       HCA, Inc., Tranche B Term Loan, 11/7/13             285,389
  493,387        4.56    B+/Ba3        Psychiatric Solutions, Inc., Term Loan,
                                       7/1/12                                              474,885
   50,719        4.85    B+/Ba2        Sun Healthcare Group, Inc., Delayed Draw
                                       Term Loan, 1/15/08                                   46,534
   80,460        2.60    B+/Ba2        Sun Healthcare Group, Inc., Synthetic LC
                                       Loan, 4/12/14                                        73,822
  354,491        4.96    B+/Ba2        Sun Healthcare Group, Inc., Term Loan
                                       4/12/14                                             325,246
                                                                                       -----------
                                                                                       $ 1,875,850
                                                                                       -----------
                                       Health Care Services - 1.2%
  421,891        5.23    BB-/Ba3       Healthsouth Corp., Term Loan, 3/10/13           $   401,456
                                                                                       -----------
                                       Health Care Supplies - 2.4%
   10,000        3.47    BB-/B1        Bausch & Lomb, Inc., Delayed Draw Term
                                       Loan, 4/24/15                                   $     9,890
  119,800        5.95    BB-/B1        Bausch & Lomb, Inc., Parent Term Loan,
                                       4/24/15                                             118,483
  224,373        4.95    BB-/BA3       Catalent Pharma Solutions, Inc.,
                                       Dollar Term Loan, 4/10/14                           200,253
  496,250        4.68    BB/B1         IM U.S. Holdings LLC, 1st Lien Term Loan,
                                       6/26/14                                             460,685
                                                                                       -----------
                                                                                       $   789,311
                                                                                       -----------
                                       Total Health Care Equipment & Services          $ 3,066,617
                                                                                       -----------
                                       Pharmaceuticals & Biotechnology - 1.4%
                                       Pharmaceuticals - 1.4%
  249,375        6.03    BBB-/B1       Mylan Laboratories, Inc., Tranche B U.S.
                                       Term Loan, 10/1/14                              $   245,046
  248,116        6.57    BB/NR         Talecris Biotherapeutics Holdings Corp., 1st
                                       Lien Term Loan, 12/6/13                             220,203
                                                                                       -----------
                                                                                       $   465,249
                                                                                       -----------
                                       Total Pharmaceuticals & Biotechnology           $   465,249
                                                                                       -----------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                          Value
                                       Diversified Financials - 2.3%
                                       Consumer Finance - 0.7%
  142,979        5.45    BB-/B2        Dollar Financial Corp., Canadian Term Loan,
                                       10/30/12                                         $   125,822
  105,132        5.45    BB-/B2        Dollar Financial Corp., Delayed Draw Term
                                       Loan, 10/30/12                                        92,516
                                                                                        -----------
                                                                                        $   218,338
                                                                                        -----------
                                       Investment Banking & Brokerage - 0.9%
  299,250        5.84    NR/NR         MSCI, Inc., Term B Loan, 11/15/12                $   301,120
                                                                                        -----------
                                       Other Diversified Financial Services - 0.7%
  250,000        4.99    BB-/Ba3       Metavante Corp., Term Loan, 11/1/14              $   236,458
                                                                                        -----------
                                       Total Diversified Financials                     $   755,916
                                                                                        -----------
                                       Insurance - 4.6%
                                       Insurance Brokers - 3.4%
  248,750        5.70    BB-/NR        Alliant Holdings I, Inc., Term Loan, 8/21/14     $   233,825
   70,814        4.40    B+/NR         HUB International Holdings, Delayed Draw
                                       Term Loan, 6/13/14                                    63,821
  405,433        5.20    B+/NR         HUB International Holdings, Initial Term
                                       Loan, 6/13/14                                        365,397
  496,250        5.45    B/B2          USI Holdings Corp., Tranche B Term Loan,
                                       4/30/14                                              466,475
                                                                                        -----------
                                                                                        $ 1,129,518
                                                                                        -----------
                                       Multi-Line Insurance - 1.2%
  496,250        5.43    B-/NR         AmWins Group, Inc., Initial Term Loan,
                                       6/11/13                                          $   389,556
                                                                                        -----------
                                       Total Insurance                                  $ 1,519,074
                                                                                        -----------
                                       Software & Services - 0.3%
                                       Application Software - 0.3%
  124,682        5.37    B/Ba3         Nuance Communications, Inc., Term Loan,
                                       3/13/31                                          $   116,785
                                                                                        -----------
                                       Total Software & Services                        $   116,785
                                                                                        -----------
                                       Technology Hardware & Equipment - 9.1%
                                       Communications Equipment - 0.9%
  300,000        0.00    NR/NR         Commscope, Inc., Term B Loan, 12/26/14           $   286,875
                                                                                        -----------
                                       Computer Storage & Peripherals - 2.7%
  482,341        5.35    B+/BA3        Vangent, Inc., Term Loan, 2/14/13                $   440,136
  493,750        4.88    BB/Ba3        SunGard Data Systems, Inc., New U.S. Term
                                       Loan, 2/12/14                                        468,894
                                                                                        -----------
                                                                                        $   909,030
                                                                                        -----------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                        Value
                                       Electronic Equipment & Instruments - 3.2%
  407,500        5.63    NA/NA         H3C Holdings, Ltd., Tranche Be Term Loan,
                                       9/28/12                                        $   348,413
  475,361        4.79    BB-/Ba3       Itron, Inc., Dollar Term Loan, 4/18/14             465,854
  248,750        6.96    BB-/Ba3       Scitor Corp., Term Loan, 9/28/14                   243,775
                                                                                      -----------
                                                                                      $ 1,058,042
                                                                                      -----------
                                       Electronic Manufacturing Services - 2.3%
  743,559        4.69    NR/Ba3        Baldor Electric Co., Term Loan, 1/31/14        $   718,773
   48,377        4.63    BBB-/Baa2     The Mosaic Co., Tranche B Term Loan,
                                       12/1/13                                             47,883
                                                                                      -----------
                                                                                      $   766,656
                                                                                      -----------
                                       Total Technology Hardware & Equipment          $ 3,020,603
                                                                                      -----------
                                       Semiconductors - 1.3%
                                       Semiconductors - 1.3%
  487,500        4.46    BB/NR         Freescale Semiconductor, Inc., Term Loan,
                                       12/2/13                                        $   423,571
                                                                                      -----------
                                       Total Semiconductors                           $   423,571
                                                                                      -----------
                                       Telecommunication Services - 3.5%
                                       Alternative Carriers - 0.7%
  243,198        5.36    B/Caa1        PAETEC Holding Corp., Replacement Term
                                       Loan, 2/28/13                                  $   235,598
                                                                                      -----------
                                       Integrated Telecommunication
                                       Services - 0.7%
  229,739        5.90    BB-/Ba2       Telesat Canada, U.S. Term I Loan,
                                       10/24/14                                       $   217,516
    9,711        3.67    BB-/Ba2       Telesat Canada, U.S. Term II Loan,
                                       10/24/14                                             9,195
                                                                                      -----------
                                                                                      $   226,711
                                                                                      -----------
                                       Wireless Telecommunication
                                       Services - 2.1%
  248,106        5.70    B+/Ba2        Cricket Communications, Inc., Term B Loan,
                                       6/16/13                                        $   244,675
  248,111        5.32    B+/NR         MetroPCS Wireless, Inc., New Tranche B
                                       Loan, 11/4/13                                      234,413
  237,374        5.45    BB-/Ba2       Stratos Global Corp., Term B Facility Loan,
                                       2/13/12                                            225,653
                                                                                      -----------
                                                                                      $   704,741
                                                                                      -----------
                                       Total Telecommunication Services               $ 1,167,050
                                                                                      -----------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
                         Moody's
Principal    Floating    Ratings
Amount($)    Rate(b)     (unaudited)                                                         Value
                                       Utilities - 6.9%
                                       Independent Power Producer &
                                       Energy Traders - 6.0%
  492,522        5.58    B+/B2         Calpine Corp., 1st Priority Term Loan,
                                       3/29/09                                         $   464,245
  893,577        5.10    BB-/Ba1       Mach Gen LLC, Term B Loan, 2/8/14                   867,143
   93,750        2.45    BB-/Ba1       Mach Gen LLC, Synthetic LC Loan, 2/8/14              90,977
  119,502        2.60    BB/Ba1        NRG Energy, Inc., Credit Linked Loan,
                                       2/1/13                                              114,916
  244,683        4.20    BB/Ba1        NRG Energy, Inc., Term Loan, 2/1/13                 235,293
  248,750        6.58    BBB-/Ba1      Texas Competitive Electric Holdings Co. LLC,
                                       Initial Tranche B2 Loan, 10/10/14                   238,645
                                                                                       -----------
                                                                                       $ 2,011,219
                                                                                       -----------
                                       Multi-Utilities - 0.9%
  300,000        7.50    BB/Ba2        Goodman Global, Inc., Term Loan, 2/8/14         $   297,656
                                                                                       -----------
                                       Total Utilities                                 $ 2,308,875
                                                                                       -----------
                                       TOTAL SENIOR FLOATING RATE
                                       LOAN INTERESTS
                                       (Cost $31,491,464)                              $29,264,015
                                                                                       -----------
                                       TEMPORARY CASH INVESTMENTS - 5.1%
                                       Repurchase Agreements - 5.1%
  340,000                              Bank of America Corp., 1.98%, dated
                                       4/30/08, repurchase price of $340,000
                                       plus accrued interest on 5/1/08
                                       collateralized by the following:
                                       $212,405 Federal National Mortgage
                                       Association, 5.0%, 10/1/34
                                       $16,057 Freddie Mac Giant, 5.0%, 4/1/38
                                       $151,255 Federal National Mortgage
                                       Association, 5.5%, 7/1/37                       $   340,000
  340,000                              Barclays Plc, 1.98%, dated 4/30/08,
                                       repurchase price of $340,000 plus
                                       accrued interest on 5/1/08 collateralized
                                       by the following:
                                       $103,242 Freddie Mac Giant, 5.0 - 7.0%,
                                       5/1/20 - 11/1/47
                                       $27,723 Federal Home Loan Mortgage
                                       Corp., 5.927 - 6.28%, 8/1/36 -
                                       12/1/36


24  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount($)                                                                  Value
               Repurchase Agreements - (continued)
               $35,668 Federal National Mortgage
               Association (ARM), 4.777 - 6.432%,
               8/1/35 - 11/1/37
               $256,640 Federal National Mortgage
               Association, 4.0 - 6.5%,
               9/1/20 - 2/1/48                                       $   340,000
  340,000      Deutsche Bank AG, 2.0%, dated 4/30/08,
               repurchase price of $340,000 plus
               accrued interest on 5/1/08 collateralized
               by the following:
               $246,691 Freddie Mac Giant, 4.0 - 7.0%,
               4/1/19 - 4/1/39
               $30,597 Federal Home Loan Mortgage
               Corp., 4.955 - 5.894%, 2/1/37 -
               4/1/38
               $74,630 Federal National Mortgage
               Association (ARM), 4.414 - 6.308%,
               8/1/12 - 6/1/36
               $118,486 U.S. Treasury Strip, 0.0%,
               11/15/21 - 8/15/26                                        340,000
  340,000      JP Morgan Chase & Co., 2.0%, dated
               4/30/08, repurchase price of $340,000
               plus accrued interest on 5/1/08
               collateralized by $361,360 Federal
               National Mortgage Association,
               4.5 - 7.0%, 1/1/21 - 2/1/38                               340,000
  340,000      Merrill Lynch, Inc. & Co., 1.88%, dated
               4/30/08, repurchase price of $340,000
               plus accrued interest on 5/1/08
               collateralized by $344,958 Freddie Mac
               Giant, 5.5%, 3/1/38                                       340,000
                                                                     -----------
                                                                     $ 1,700,000
                                                                     -----------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $1,700,000)                                     $ 1,700,000
                                                                     -----------
               TOTAL INVESTMENT IN SECURITIES - 101.0%
               (Cost $36,257,588)(a)                                 $33,698,438
                                                                     -----------
               OTHER ASSETS AND LIABILITIES - (1.0)%                 $  (318,875)
                                                                     -----------
               TOTAL NET ASSETS - 100.0%                             $33,379,563
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

NR     Not rated by either S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2008, the value of these securities amounted to $1,026,200 or 3.1% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At April 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $36,280,006 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $    146,888
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value                (2,728,456)
                                                                    ------------
       Net unrealized loss                                          $ (2,581,568)
                                                                    ------------

(b) Debt obligation with a floating interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2008 aggregated $7,103,962 and $4,686,513, respectively.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $36,257,588)             $33,698,438
  Cash                                                        406,571
  Receivables -
    Investment securities sold                                931,525
    Fund shares sold                                           54,504
    Interest                                                  212,942
    Due from Pioneer Investment Management, Inc.                6,003
  Other                                                        34,265
                                                          -----------
     Total assets                                         $35,344,248
                                                          -----------
LIABILITIES:
  Payables -
    Investment securities purchased                       $ 1,884,605
    Fund shares repurchased                                       152
    Dividends                                                   5,470
  Due to affiliates                                             1,296
  Accrued expenses                                             43,764
  Unrealized depreciation on unfunded corporate loans          29,398
                                                          -----------
     Total liabilities                                    $ 1,964,685
                                                          -----------
NET ASSETS:
  Paid-in capital                                         $36,365,367
  Distributions in excess of net investment income             (8,612)
  Accumulated net realized loss on investments               (388,644)
  Net unrealized loss on investments                       (2,588,548)
                                                          -----------
     Total net assets                                     $33,379,563
                                                          ===========
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $10,694,267/1,561,927 shares)         $      6.85
                                                          ===========
  Class C (based on $10,781,267/1,576,147 shares)         $      6.84
                                                          ===========
  Class Y (based on $11,904,029/1,738,815 shares)         $      6.85
                                                          ===========
MAXIMUM OFFERING PRICE:
  Class A ($6.85 [divided by] 95.5%)                      $      7.17
                                                          ===========


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08

INVESTMENT INCOME:
  Interest                                                                  $ 1,185,900
                                                                            -----------
EXPENSES:
  Management fees                                        $    95,994
  Transfer agent fees and expenses
    Class A                                                    1,109
    Class C                                                      898
    Class Y                                                        6
  Distribution fees
    Class A                                                      946
    Class C                                                   53,760
  Administrative fees                                          3,600
  Custodian fees                                              11,942
  Registration fees                                           26,626
  Professional fees                                           30,874
  Printing expense                                             8,906
  Fees and expenses of nonaffiliated trustees                  3,488
  Miscellaneous                                                4,807
                                                         -----------
     Total expenses                                                         $   242,956
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                      (19,623)
     Less fees paid indirectly                                                      (53)
                                                                            -----------
     Net expenses                                                           $   223,280
                                                                            -----------
       Net investment income                                                $   962,620
                                                                            -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments:                                         $  (256,297)
                                                                            -----------
  Change in net unrealized loss on investments:
    Investments                                          $(1,640,726)
    Unfunded corporate loans                                 (29,398)       $(1,670,124)
                                                         -----------        -----------
  Net loss on investments                                                   $(1,926,421)
                                                                            -----------
  Net decrease in net assets resulting from operations                      $  (963,801)
                                                                            ===========


28  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08 and the Year Ended 10/31/07, respectively


                                                           Six Months
                                                              Ended            2/14/07
                                                             4/30/08             to
                                                           (unaudited)        10/31/07
FROM OPERATIONS:
Net investment income                                     $   962,620       $ 1,327,143
Net realized loss on investments                             (256,297)         (129,361)
Change in net unrealized loss on investments               (1,670,124)         (918,424)
                                                          -----------       -----------
    Net increase (decrease) in net assets resulting
     from operations                                      $  (963,801)      $   279,358
                                                          -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.25 and $0.30 per share, respectively)     $  (383,690)      $  (448,599)
    Class C ($0.22 and $0.26 per share, respectively)        (343,020)         (370,584)
    Class Y ($0.25 and $0.30 per share, respectively)        (384,601)         (401,916)
                                                          -----------       -----------
     Total distributions to shareowners                   $(1,111,311)      $(1,221,099)
                                                          -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 4,213,790       $ 4,772,696
Reinvestment of distributions                               1,064,283            30,118
Cost of shares repurchased                                 (1,728,180)       (1,956,291)
                                                          -----------       -----------
    Net increase in net assets resulting from
     Fund share transactions                              $ 3,549,893       $ 2,846,523
                                                          -----------       -----------
    Net increase in net assets                            $ 1,474,781       $ 1,904,782
NET ASSETS:
Beginning of period                                        31,904,782        30,000,000
                                                          -----------       -----------
End of period                                             $33,379,563       $31,904,782
                                                          ===========       ===========
Undistributed (distributions in excess of) net
  investment income                                       $    (8,612)      $   140,079
                                                          ===========       ===========

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                 '08 Shares    '08 Amount     '07 Shares    '07 Amount
                                 (unaudited)   (unaudited)
CLASS A
Shares sold                        140,579     $  995,517       400,858      $3,007,472
Reinvestment of distributions       52,495        363,255         2,601          19,094
Less shares repurchased           (168,684)    (1,180,089)     (199,255)     (1,456,433)
                                  --------     ----------      --------      ----------
    Net increase                    24,390     $  178,683       204,204      $1,570,133
                                  ========     ==========      ========      ==========
CLASS C
Shares sold                        107,995     $  754,951       233,308      $1,733,612
Reinvestment of distributions       45,868        317,986         1,506          11,024
Less shares repurchased            (81,111)      (544,030)      (64,752)       (471,025)
                                  --------     ----------      --------      ----------
    Net increase                    72,752     $  528,907       170,062      $1,273,611
                                  ========     ==========      ========      ==========
CLASS Y
Shares sold                        349,992     $2,463,322         4,508      $   31,612
Reinvestment of distributions       55,504        383,042             -               -
Less shares repurchased               (584)        (4,061)       (3,939)        (28,833)
                                  --------     ----------      --------      ----------
    Net increase                   404,912     $2,842,303           569      $    2,779
                                  ========     ==========      ========      ==========


30  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended         2/14/07 (a)
                                                         4/30/08             to
                                                       (unaudited)        10/31/07
CLASS A
Net asset value, beginning of period                     $  7.29          $  7.50
                                                         -------          -------
Increase (decrease) from investment operations:
  Net investment income                                  $  0.22          $  0.32
  Net realized and unrealized loss on investments          (0.41)           (0.23)
                                                         -------          -------
   Net increase (decrease) in net assets from
     investment operations                               $ (0.19)         $  0.09
                                                         -------          -------
Distributions to shareowners:
  Net investment income                                  $ (0.25)         $ (0.30)
                                                         -------          -------
Net asset value, end of period                           $  6.85          $  7.29
                                                         =======          =======
Total return*                                              (2.57)%           1.21%(b)
Ratio of net expenses to average net assets+                1.10%**          1.10%**
Ratio of net investment income to average
  net assets+                                               6.34%**          6.31%**
Portfolio turnover rate                                       31%**            49%(b)
Net assets, end of period (in thousands)                 $10,694          $11,216
Ratios with no waiver of fees and assumption
  of expenses by PIM
  Net expenses                                              1.20%**          1.47%**
  Net investment income                                     6.24%**          5.94%**
Ratios with waiver of fees and assumption
  of expenses by PIM and reduction for fees
  paid indirectly
  Net expenses                                              1.10%**          1.10%**
  Net investment income                                     6.34%**          6.31%**

(a) Class A shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended         2/14/07 (a)
                                                         4/30/08             to
                                                       (unaudited)        10/31/07
CLASS C
Net asset value, beginning of period                     $  7.29          $  7.50
                                                         -------          -------
Increase (decrease) from investment operations:
  Net investment income                                  $  0.19          $  0.28
  Net realized and unrealized loss on investments          (0.42)           (0.23)
                                                         -------          -------
   Net increase (decrease) in net assets from
     investment operations                               $ (0.23)         $  0.05
                                                         -------          -------
Distributions to shareowners:
  Net investment income                                  $ (0.22)         $ (0.26)
                                                         -------          -------
Net asset value, end of period                           $  6.84          $  7.29
                                                         -------          -------
Total return*                                              (3.15)%           0.70%(b)
Ratio of net expenses to average net assets+                2.00%**          2.00%**
Ratio of net investment income to average
  net assets+                                               5.45%**          5.38%**
Portfolio turnover rate                                       31%**            49%(b)
Net assets, end of period (in thousands)                 $10,781          $10,959
Ratios with no waiver of fees and assumption
  of expenses by PIM
  Net expenses                                              2.18%**          2.32%**
  Net investment income                                     5.27%**          5.06%**
Ratios with waiver of fees and assumption
  of expenses by PIM and reduction for fees
  paid indirectly
  Net expenses                                              2.00%**          2.00%**
  Net investment income                                     5.45%**          5.38%**

(a) Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.


32  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended         2/14/07 (a)
                                                         4/30/08             to
                                                       (unaudited)        10/31/07
CLASS Y
Net asset value, beginning of period                     $  7.29          $  7.50
                                                         -------          -------
Increase (decrease) from investment operations:
  Net investment income                                  $  0.22          $  0.33
  Net realized and unrealized loss on investments          (0.41)           (0.24)
                                                         -------          -------
   Net increase (decrease) in net assets from
     investment operations                               $ (0.19)         $  0.09
                                                         -------          -------
Distributions to shareowners:
  Net investment income                                  $ (0.25)         $ (0.30)
                                                         -------          -------
Net asset value, end of period                           $  6.85          $  7.29
                                                         -------          -------
Total return*                                              (2.54)%           1.24%(b)
Ratio of net expenses to average net assets+                1.09%**          1.11%**
Ratio of net investment income to average
  net assets+                                               6.29%**          6.27%**
Portfolio turnover rate                                       31%**            49%(b)
Net assets, end of period (in thousands)                 $11,904          $ 9,730
Ratios with no waiver of fees and assumption
  of expenses by PIM
  Net expenses                                              1.16%**          1.32%**
  Net investment income                                     6.22%**          6.06%**
Ratios with waiver of fees and assumption
  of expenses by PIM and reduction for fees
  paid indirectly
  Net expenses                                              1.09%**          1.11%**
  Net investment income                                     6.29%**          6.27%**

(a) Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Floating Rate Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified series of Pioneer Series Trust VI, an open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Trustees have authorized the issuance of three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectuses contain information regarding the

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At April 30, 2008, the Fund held no fair valued securities. Temporary cash investments are valued at cost which approximates market value.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the period ended October 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                     2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                                  $1,221,099
                                                                   ----------
    Total                                                          $1,221,099
                                                                   ==========
--------------------------------------------------------------------------------

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

--------------------------------------------------------------------------------
                                                                     2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $ 407,239
  Dividends payable                                                 (244,742)
  Capital loss carryforward                                         (132,347)
  Unrealized depreciation                                           (940,842)
                                                                   ---------
    Total                                                          $(910,692)
                                                                   =========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax treatment of premium.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned $1,830 in underwriting commissions on the sale of Class A shares during six months ended April 30, 2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets and 0.55% on average daily net assets over $500 million. For the six months ended April 30, 2008, the net management fee was equivalent to 0.60% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through March 1, 2011 for Class A shares and through March 1, 2009 for Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $569 in management fees, administrative costs and certain other services payable to PIM at April 30, 2008.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $361 in transfer agent fees payable to PIMSS at April 30, 2008.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $366 in distribution fees payable to PFD at April 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2008, no CDSCs were paid to PFD.

5.  Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

April 30, 2008, the Fund's expenses were reduced by $53 under such arrangements.

6.  Unfunded Loan Commitments

As of April 30, 2008, the Fund had unfunded loan commitments of approximately $240,105 (excluding unrealized depreciation on those commitments of $29,398 as of April 30, 2008), which could be extended at the option of the borrower pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                                     Unfunded
Borrower                                                            Commitment
--------------------------------------------------------------------------------
  Bausch & Lomb, Inc., Delayed Draw Term Loan                       $ 20,000
  CHS/Community Health Systems, Inc., Delayed
   Draw Term Loan                                                   $ 23,202
  Fontainebleau Las Vegas, LLC, Delayed Draw
   Term Loan                                                        $166,667
  HUB International, Ltd., Delayed Draw Term Loan                   $ 20,262
  Telesat Canada, Delayed Draw Term Loan                            $  9,974
--------------------------------------------------------------------------------

7.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Mark E. Bradley, Treasurer
Daniel K. Kingsbury                     Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year, on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.